Cash Flow Adjustments and Changes in Working Capital - Schedule of cash flow statement adjustments (Details) - GBP (£) £ in Thousands	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Non-cash adjustments
Depreciation, amortisation and impairment of non-financial assets	£ 24,133	£ 18,761
Interest income	(720)	(3,522)
Interest expense	5,604	2,060
Foreign exchange (gain) / loss	(2,493)	3,408
Grant income	(923)	(1,458)
Research and development tax credit	(271)	(2,501)
Share-based compensation expense	21,965	23,556
Fair value movement on contingent consideration	(1,871)	(8,706)
Fair value movement of financial liabilities	25	238
Loss on disposal of non-current assets	688	107
Loss / (gain) on right of use assets disposals	70	(110)
Total non-cash adjustments	46,207	31,833	[1]
Net changes in working capital
Decrease in trade and other receivables	700	7,871
(Decrease) in trade and other payables	(13,416)	(11,185)
Total changes in working capital	£ (12,716)	£ (3,314)	[1]

[1]	(1) The presentation of the Consolidated Statement of Cash Flows has been changed to separately present the repayment of lease interest from the total repayments of lease liabilities.